                                                                      (HERITAGE
                                                                        INCOME
                                                                         TRUST
                                                                         LOGO)


                   [pictures of people working and playing]

         From Our Family to Yours: The Intelligent Creation of Wealth.


                         INTERMEDIATE GOVERNMENT FUND
                             HIGH YIELD BOND FUND


                               Semiannual Report
                     (Unaudited) and Investment Performance
                     Review for the Six-month Period Ended
                                 March 31, 2001

                                (HERITAGE LOGO)
                                ----------------
                                INCOME TRUST(TM)
                                ----------------

                                                                  April 25, 2001

Dear Valued Shareholders:

     I am pleased to provide you with the semiannual report for the Intermediate Government Fund and the High Yield Bond Fund (the "Funds"), each a portfolio of the Heritage Income Trust, for the six-month period ended March 31, 2001.

     During this six-month period, the Intermediate Government Fund posted positive returns of 6.70%*, 6.56%*, and 6.43%* on its Class A, B, and C shares, respectively, while the Lehman Intermediate Government/Credit Index returned 7.21% and the Lehman Intermediate Government Index returned 7.06%. During this same period, the High Yield Bond Fund posted positive returns of 1.68%*, 1.29%*, and 1.42%* on its Class A, B and C shares, respectively. In contrast, the Salomon Smith Barney High Yield Market Index gained 0.72% and the Lipper High Current Yield Fund category returned -2.36%.

     The issues held by the Intermediate Government Fund did well during the period amidst falling interest rates, fears of an economic recession, and a flight to quality by investors seeking shelter from declining equity markets. The High Yield Bond Fund, which struggled along with the general high yield market the first three months of the period in the face of growing concerns of an economic slowdown, did well in the second half of the period. Improved market sentiment due to a surprise Fed rate cut in January was enough to offset credit concerns and the high yield market experienced positive net inflows of $2 billion. The most significant factor in the High Yield Bond Fund's relative outperformance during the period was its underexposure to the hard-hit telecommunications and technology areas. Gaming, energy and healthcare, all of which are well represented in the Fund, did particularly well during the period.

     In the letters that follow, Peter Wallace, portfolio manager for the Intermediate Government Fund and Peter Wilby, portfolio manager for the High Yield Bond Fund, comment in further detail on the performance of the Funds. I hope you find their remarks helpful in understanding how your Fund's investment portfolio is managed.

     On behalf of Heritage, I thank you for your continuing trust and confidence. Please contact your Financial Advisor, or Heritage at (800) 421-4184, if you have any questions.

                                          Sincerely,

                                          /s/ RICHARD K. RIESS

                                          Richard K. Riess
                                          President

---------------

* These returns are calculated without the imposition of either front-end or contingent deferred sales charges.

                                                                     May 1, 2001
Dear Fellow Shareholders:

    For the six months ended March 31, 2001, the Intermediate Government Fund Class A Shares produced a total return of 6.70%* after all expenses while the Lehman Intermediate Government/Credit Index returned 7.21% and the Lehman Intermediate Government Index returned 7.06%.

    During the last six months, bond yields dropped dramatically especially in the short to intermediate sectors of the U.S. Treasury yield curve. The declining yields led to attractive returns across the entire curve. The following table shows the magnitude of interest rate change and six month holding period returns across the U.S. Treasury yield curve:

                        U.S. TREASURY YIELDS AND RETURNS

                                                         09/30/00   03/30/01   CHANGE   TOTAL RETURNS
                                                         --------   --------   ------   -------------
3 month................................................   6.204%     4.281%    -1.923%      3.20%
6 month................................................   6.269      4.127     -2.142       3.65
1 year.................................................   6.084      4.107     -1.977       4.17
2 year.................................................   5.974      4.176     -1.798       5.45
5 year.................................................   5.849      4.555     -1.294       7.66
10 year................................................   5.799      4.915     -0.884       8.45
30 year................................................   5.884      5.443     -0.441       7.01

Source: Yields and Change: Bloomberg; Returns: Lehman Brothers

    During this period the domestic economy began to weaken, most notably in the manufacturing sector. One measure of manufacturing's general health is the National Association of Purchasing Managers Index (the "Index"). This Index is a diffusion index so values less than 50 indicate a contraction in activity while values greater than 50 are generally assumed to be indicative of expansion. From September 2000 to January of 2001 the Index fell sharply, from 49.6 to 41.2. Although by March it had recovered somewhat to 43.1, this level is still low enough to be generally associated with economic recession.

    Along with the general weakness in these manufacturing measures, there was an increase in reported layoffs and quite a few well-publicized earnings disappointments. The stock market experienced a quick and dramatic sell-off and consumer sentiment and confidence have plunged. The consumer confidence index fell from 143.5 in September 2000 to 116.9 in March 2001.

    The Federal Reserve, after following a very restrictive monetary policy throughout 2000, feared a rapid contraction in economic activity and on January 3, 2001, surprised the markets and lowered the federal funds rate to 6.00% from 6.50%. The Fed persisted its easing mode and lowered rates by another 100 basis points by the end of the quarter. The actions were very aggressive for the Fed since 50 basis point inter-meeting moves had been the exception rather than the norm for the Greenspan Fed. The repetitive reduction in the federal funds rate and the discount rate sharply reduced interest rates along the entire yield curve with the longer (higher duration) sectors performing better than shorter and intermediate sectors.

    Inflation fell modestly over the period. The Consumer Price Index (CPI) gained only +3.0% on a year-over-year basis ("yoy") in March compared to +3.5% yoy in September. Core inflation rose a bit to +2.7% yoy in March from +2.6% yoy in September. Inflation was not a major concern for bond investors over the semi-annual period.

    In all, with a weakening economy, low inflation, falling stock markets and an accommodative Fed, the environment was quite favorable for investing in Government bonds.

    During the period the Fund emphasized intermediate term Treasury and agency bonds that were highly liquid and would benefit from lower supply and increasing demand. The Fund de-emphasized mortgage backed securities pools as the sector generally does not perform well when rates fall sharply and mortgage prepayments accelerate. These decisions benefited the Fund's performance. The Fund's performance would have been further enhanced had it significantly extended maturities, but that would have entailed accepting greater interest rate risks.

    We continue to view the domestic economy as weak. Although there is often a significant lag between changes in monetary policy and changes in the economy, we believe short-term and intermediate term interest rates should continue to decline as the Fed continues to reduce rates in order to stimulate the sagging economy and to avert a possible recession. We plan to maintain a conservative investment approach concentrating the Fund's investments in short and intermediate treasury issues moving average maturities and duration somewhat shorter as the Fed eases and the potential for an economic recovery improves.

    Thanks for your continued confidence in the Intermediate Government Fund.

                                          Sincerely,

                                          /s/ H. PETER WALLACE

                                          H. Peter Wallace, CFA
                                          Senior Vice President
                                          Heritage Asset Management, Inc.
                                          Portfolio Manager, Intermediate
                                          Government Fund
---------------

* These returns are calculated without the imposition of either front-end or contingent deferred sales charges.

                                                                     May 1, 2001

Dear Shareholders:

    The Heritage Income Trust - High Yield Bond Fund (the "Fund") returned 1.68%* on its Class A shares for the six months ended March 31, 2001. By comparison, the Salomon Smith Barney High Yield Market Index gained 0.72% and the Lipper High Current Yield Fund category returned -2.36%.

    Throughout the six-month period ended March 31, 2001, the high yield market remained volatile as the market attempted to balance the negative aspects of earnings warnings and a weaker economy against the positive effects of lower interest rates. In October and November the high yield market posted negative returns as economic data pointing to a weakening economy and downward earnings revisions increased concerns over sustainable economic growth and corporate profitability. Additionally, the high yield market's autumn difficulties were exacerbated by uncertainty surrounding the U.S. elections, continued mutual fund outflows and limited broker-dealer liquidity, which was further reduced by consolidations in the brokerage industry. In December, the high yield market enjoyed a modest rally as well-received comments from Alan Greenspan, expressing a shift in concern towards the slowing economy and away from potential inflation, sparked anticipation of interest rate cuts in the first quarter of 2001. The new calendar year began on a positive note as the much anticipated interest rate cuts materialized in January as the Federal Reserve lowered the federal funds rate by 100 basis points. The improved market sentiment and renewed retail demand, which drove High Yield mutual fund inflows of $2.1 billion for the six-month period, pushed the market higher for the first two months of the year. However, earnings warnings in the technology and telecommunications sectors and negative reaction to the Federal Reserve's decision at its March meeting to lower interest rates by 50 basis points instead of a much hoped for 75 or 100 basis points contributed to negative returns in March.

    According to the Salomon Smith Barney High Yield Market Index, the average market yield at March 31, 2001 was 12.01%. This compares to 13.84% at December 31, 2000 and 12.69% at September 30, 2000. Bond spreads, which were 684 basis points at September 30, 2000, widened to 876 basis points at December 31, 2000 before tightening to 730 basis points at March 31, 2001. These figures reflect the volatility which has affected the U.S. credit markets as investors weigh the implications of lower interest rates, a slowing economy, and declining corporate profitability.

    Leading the market over the last six months have been higher rated securities and Supermarkets/Drugstores, Energy, Healthcare, Financial, Utilities, and Services/Other. Sectors that have lagged include lower-rated securities, Telecommunications, Technology, Automotive, Metals/Mining, Capital Goods, and Containers/Packaging.

    In response to the increased market volatility, the Fund has been focused on continuing to upgrade credit quality. The Fund also increased its exposure to less cyclical sectors, such as Gaming, Energy and Utilities, while reducing its holdings in more cyclical sectors, including Automotive, Technology and Industrial.

    The most significant contributor to the Fund's performance for the six-month period was its underweighting in Telecommunications. In addition, the Fund's performance was helped by overweightings in Energy and Services/Other and by an underweighting in Technology. The Fund's performance was adversely affected by overweightings in Automotive and Metals/Mining and by underweightings in Healthcare, Financial and Utilities.

    Going forward, we expect the high yield market to continue to experience volatility in the near-term primarily as a result of several technical factors, including (i) negative High Yield mutual fund flows, (ii) continued concerns over defaults, (iii) reduced secondary market liquidity, (iv) equity market volatility and (v) continuing cyclical concerns. In light of these conditions, we are pursuing a conservative investment strategy geared to accumulating BB-rated credits and aggressively pursuing selective opportunities in undervalued B- and CCC-rated credits.

                                          Best Regards,

                                          /s/ PETER J. WILBY
                                          Peter J. Wilby
                                          Managing Director
                                          Salomon Brothers Asset Management Inc.
                                          Portfolio Manager, High Yield Bond
                                          Fund

---------------

* These returns are calculated without the imposition of either front-end or contingent deferred sales charges.

--------------------------------------------------------------------------------
                             HERITAGE INCOME TRUST
                          INTERMEDIATE GOVERNMENT FUND
                              INVESTMENT PORTFOLIO
                                 MARCH 31, 2001
                                  (UNAUDITED)
--------------------------------------------------------------------------------

    PRINCIPAL                                                                       MATURITY       MARKET
      AMOUNT                                                                          DATE          VALUE
    ---------                                                                      ----------    -----------
U.S. GOVERNMENT AND AGENCY SECURITIES--96.0%(A)
---------------------------------------------------------------------------------
 U.S. TREASURIES--60.7%(A)
        $2,000,000   U.S. Treasury Notes, 5.125%.................................    12/31/02    $ 2,028,902
         1,500,000   U.S. Treasury Notes, 5.375%.................................    06/30/03      1,534,992
         2,000,000   U.S. Treasury Notes, 5.25%..................................    08/15/03      2,043,018
         1,300,000   U.S. Treasury Notes, 5.875%.................................    02/15/04      1,351,502
         2,000,000   U.S. Treasury Notes, 6.0%...................................    08/15/04      2,093,734
         1,000,000   U.S. Treasury Notes, 5.875%.................................    11/15/04      1,044,366
         2,500,000   U.S. Treasury Notes, 5.75%..................................    11/15/05      2,621,483
         2,000,000   U.S. Treasury Notes, 5.5%...................................    05/15/09      2,071,042
         1,200,000   U.S. Treasury Bonds, 5.0%...................................    02/15/11      1,208,250
                                                                                                 -----------
                     Total U.S. Treasuries (cost $15,637,117)....................                 15,997,289
                                                                                                 -----------
 U.S. GOVERNMENT AGENCIES--35.3%(A)
---------------------------------------------------------------------------------
   FEDERAL HOME LOAN BANK--3.8%
         1,000,000   Federal Home Loan Bank, 5.125%..............................    03/06/06        994,530
                                                                                                 -----------
   FEDERAL HOME LOAN MORTGAGE ASSOCIATION--3.8%
         1,000,000   Freddie Mac, 5.75%..........................................    03/15/09      1,008,594
                                                                                                 -----------
   FEDERAL NATIONAL MORTGAGE ASSOCIATION--20.0%
         2,500,000   Fannie Mae, 6.0%............................................    12/15/05      2,583,985
         2,000,000   Fannie Mae, 6.625%..........................................    09/15/09      2,128,438
           550,308   REMIC 1992-65 K, PAC, 8.5%..................................    05/25/21        552,322
                                                                                                 -----------
                                                                                                   5,264,745
                                                                                                 -----------
   GOVERNMENT NATIONAL MORTGAGE ASSOCIATION--7.7%
         2,000,000   Pool #450456, 30 year Pass-Through, 7.0%....................    03/01/28      2,031,959
                                                                                                 -----------
                     Total U.S. Government Agencies (cost $9,100,473)............                  9,299,828
                                                                                                 -----------
                     Total U.S. Government and Agency Securities (cost
                     $24,737,590)................................................                 25,297,117
                                                                                                 -----------

REPURCHASE AGREEMENT--6.6%(A)
---------------------------------------------------------------------------------
Repurchase Agreement with State Street Bank and Trust Company, dated March 30,
2001 @ 5.15% to be repurchased at $1,729,989 on April 2, 2001, collateralized by
$1,800,000 United States Treasury Bills, due June 7, 2001, (market value
$1,785,750) (cost $1,729,000)....................................................                  1,729,000
                                                                                                 -----------
TOTAL INVESTMENT PORTFOLIO (cost $26,466,590)(b), 102.6%(a)......................                 27,026,117
OTHER ASSETS AND LIABILITIES, net, (2.6%)(a).....................................                   (693,066)
                                                                                                 -----------
NET ASSETS, 100.0%...............................................................                $26,333,051
                                                                                                 ===========

---------------
(a) Percentages indicated are based on net assets.
(b) The aggregate identified cost for federal income tax purposes is substantially the same. Market value includes net unrealized appreciation of $559,527 which consists of aggregate gross unrealized appreciation for all securities in which there is an excess of market value over tax cost of $610,613 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over market value of $51,086.
PAC--Planned Amortization Class
REMIC--Real Estate Mortgage Investment Conduit

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                             HERITAGE INCOME TRUST
                              HIGH YIELD BOND FUND
                              INVESTMENT PORTFOLIO
                                 MARCH 31, 2001
                                  (UNAUDITED)
--------------------------------------------------------------------------------

PRINCIPAL                                       MARKET
  AMOUNT                                         VALUE
---------                                       ------
DOMESTIC CORPORATE BONDS--86.4%(A)
--------------------------------------------

  ADVERTISING--1.3%
--------------------------------------------
$  500,000   Sitel Corporation, 9.25%,
             03/15/06.......................  $   450,625
                                              -----------
  AEROSPACE/DEFENSE--1.5%
--------------------------------------------
   125,000   BE Aerospace Inc., 9.5%,
             11/01/08.......................      127,812
   325,000   Sequa Corporation, 9.0%,
             08/01/09.......................      327,438
   500,000   Stellex Industries, Inc.,
             Series "B", 9.5%,
             11/01/07(b)....................       37,500
                                              -----------
                                                  492,750
                                              -----------
  AGRICULTURE--2.2%
--------------------------------------------
   375,000   Hines Horticulture, Inc.,
             Series "B", 12.75%, 10/15/05...      345,000
   500,000   North Atlantic Trading Company,
             Series "B", 06/15/04...........      410,000
                                              -----------
                                                  755,000
                                              -----------
  AIRLINES--1.1%
--------------------------------------------
   375,000   Northwest Airlines, Inc.
             7.625%, 03/15/05...............      360,000
                                              -----------
  APPAREL--1.3%
--------------------------------------------
   250,000   Levi Strauss & Company, 6.80%,
             11/01/03.......................      233,750
   250,000   Tommy Hilfiger USA, 6.85%,
             06/01/08.......................      216,250
                                              -----------
                                                  450,000
                                              -----------
  AUTO PARTS & EQUIPMENT--0.7%
--------------------------------------------
   250,000   Advance Stores Company, Inc.,
             Series "B", 10.25%, 04/15/08...      232,500
                                              -----------
  BEVERAGES--0.7%
--------------------------------------------
   250,000   Constellation Brands Inc.,
             8.75%, 12/15/03................      251,875
                                              -----------
  BROADCASTING--8.3%
--------------------------------------------
   375,000   Adelphia Communications
             Corporation, Series "B", 10.5%,
             07/15/04.......................      387,188
   250,000   Century Communications
             Corporation, Series "B" Zero
             Coupon Bond, 01/15/08..........      118,750
   625,000   Charter Communications
             Holdings, LLC, 0.0% to 04/01/14
             9.92% to maturity(c),
             04/01/11.......................      437,500
   250,000   Charter Communications
             Holdings, LLC, 8.625%,
             04/01/09.......................      240,625
   500,000   CSC Holdings Inc., 10.5%,
             05/15/16.......................      556,250

PRINCIPAL                                       MARKET
  AMOUNT                                         VALUE
---------                                       ------
DOMESTIC CORPORATE BONDS (CONTINUED)
--------------------------------------------
  BROADCASTING (CONTINUED)
--------------------------------------------
   125,000   CSC Holdings Inc., 9.875%,
             05/15/06.......................      130,469
   500,000   Price Communications Wireless
             Inc., Series "B", 9.125%
             12/15/06.......................      513,750
   825,000   United International Holdings,
             0% to 02/15/03, to maturity(c),
             02/15/08.......................      396,000
                                              -----------
                                                2,780,532
                                              -----------
  CHEMICALS--3.5%
--------------------------------------------
   375,000   Equistar Chemicals, L.P.,
             8.75%, 02/15/09................      365,986
   175,000   Lyondell Chemical Company,
             Series "B", 9.875%, 05/01/07...      179,812
   250,000   PMD Group Inc., 11.0%,
             02/28/11.......................      260,000
   500,000   United Industries Corporation,
             Series "B", 9.875%, 04/01/09...      362,500
                                              -----------
                                                1,168,298
                                              -----------
  COMMERCIAL SERVICES--7.7%
--------------------------------------------
   375,000   Avis Group Holdings Inc.,
             11.0%, 05/01/09................      416,250
   250,000   Comforce Operating, Inc.,
             Series "B", 12.0%, 12/01/07....      180,000
   375,000   Intergrated Electronic
             Services, Inc., 9.375%,
             02/01/09.......................      364,219
   250,000   Iron Mountain, Inc., 10.125%,
             10/01/06.......................      263,438
   125,000   Iron Mountain, Inc., 8.625%,
             04/01/13.......................      126,094
   500,000   Loomis Fargo & Company, 10.0%,
             01/15/04.......................      497,500
   250,000   Mail-Well Corporation, Series
             "B", 8.75%, 12/16/08...........      212,500
   250,000   Pierce Leahy Corporation,
             11.125%, 07/15/06..............      266,875
   250,000   Quebecor World, Inc., 8.375%,
             11/15/08.......................      256,166
                                              -----------
                                                2,583,042
                                              -----------
  COSMETICS/PERSONAL CARE--2.0%
--------------------------------------------
   175,000   Elizabeth Arden Inc., Series
             "B", 10.375%, 05/15/07.........      171,938
   325,000   Elizabeth Arden Inc., Series
             "B", 11.75%, 02/01/11..........      341,250
   250,000   Revlon Consumer Products
             Corporation, 8.125%,
             02/01/06.......................      176,250
                                              -----------
                                                  689,438
                                              -----------

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                             HERITAGE INCOME TRUST
                              HIGH YIELD BOND FUND
                              INVESTMENT PORTFOLIO
                                 MARCH 31, 2001
                                  (UNAUDITED)
                                  (CONTINUED)
--------------------------------------------------------------------------------

PRINCIPAL                                       MARKET
  AMOUNT                                         VALUE
---------                                       ------
DOMESTIC CORPORATE BONDS (CONTINUED)
--------------------------------------------
  ELECTRIC--3.1%
--------------------------------------------
$  375,000   AES Corporation, 9.375%,
             09/15/10.......................  $   393,750
   375,000   Calpine Corporation, 8.75%,
             07/15/07.......................      385,200
   250,000   CMS Energy Corporation, 9.875%,
             10/15/07.......................      267,463
                                              -----------
                                                1,046,413
                                              -----------
  ENTERTAINMENT--2.8%
--------------------------------------------
   250,000   Horseshoe Gaming Holding
             Corporation, Series "B",
             8.625%, 05/15/09...............      248,125
   225,000   Mohegan Tribal Gaming
             Authority, 8.75%, 01/01/09.....      230,906
   477,000   Waterford Gaming, LLC, 9.5%,
             03/15/10.......................      462,690
                                              -----------
                                                  941,721
                                              -----------
  ENVIRONMENTAL CONTROL--1.4%
--------------------------------------------
   500,000   Allied Waste North America,
             Inc., Series "B", 7.875%,
             01/01/09.......................      483,750
   500,000   Safety-Kleen Services, 9.25%,
             06/01/08(b)....................        3,750
                                              -----------
                                                  487,500
                                              -----------
  FINANCIAL SERVICES--6.0%
--------------------------------------------
   493,850   Airplane Pass Through Trust,
             Class "D", 10.875%, 03/15/19...      325,294
   750,000   ContiFinancial Corporation,
             7.50%, 03/15/02(b).............      123,750
   750,000   ContiFinancial Corporation,
             8.125%, 04/01/08(b)............      123,750
   125,000   ContiFinancial Corporation,
             8.375%, 08/15/03(b)............       20,625
   500,000   DVI, Inc., 9.875%, 02/01/04....      448,750
   250,000   High Voltage Engineering
             Corporation, 10.75%,
             08/15/04.......................      123,750
 1,000,000   Jordan Industries Inc., Series
             "B", 0.0% to 04/01/02, 11.75%
             to maturity(c), 04/01/09.......      510,000
   499,800   Morgan Stanley Aircraft
             Finance, 8.7%, 03/15/23........      333,537
                                              -----------
                                                2,009,456
                                              -----------

PRINCIPAL                                       MARKET
  AMOUNT                                         VALUE
---------                                       ------
DOMESTIC CORPORATE BONDS (CONTINUED)
--------------------------------------------
  FOOD--0.3%
--------------------------------------------
   500,000   Imperial Sugar Company, 9.75%,
             12/15/07(b)....................       45,000
    83,000   Pueblo Xtra International Inc.,
             9.5%, 08/01/03.................       29,050
   250,000   Vlasic Foods International,
             Inc., Series "B", 10.25%,
             07/01/09(b)....................       43,750
                                              -----------
                                                  117,800
                                              -----------
  HEALTHCARE PRODUCTS--0.6%
--------------------------------------------
   200,000   Fresenius Medical Care Capital
             Trust I, 9.0%, 12/01/06........      202,500
                                              -----------
  HEALTHCARE SERVICES--2.0%
--------------------------------------------
   375,000   Tenet Healthcare Corporation,
             Series "B", 9.25%, 09/01/10....      414,844
   250,000   The Healthcare Company, 6.91%,
             06/15/05.......................      245,891
                                              -----------
                                                  660,735
                                              -----------
  HOLDING COMPANIES--1.5%
--------------------------------------------
   500,000   P&L Coal Holdings Corporation,
             Series "B", 8.875%, 05/15/08...      521,250
                                              -----------
  HOME FURNISHINGS--1.3%
--------------------------------------------
   250,000   Mattress Discounters
             Corporation, Series "B",
             12.625%, 07/15/07..............      215,000
   250,000   Winsloew Furniture Inc., Series
             "B", 12.75%, 08/15/07..........      229,062
                                              -----------
                                                  444,062
                                              -----------
  HOUSEHOLD PRODUCTS--0.2%
--------------------------------------------
   500,000   Indesco International, Inc.,
             9.75%, 04/15/08(b).............       80,000
                                              -----------
  INTERNET--0.1%
--------------------------------------------
   250,000   PSINet Inc., 11.0%, 08/01/09...       21,250
                                              -----------
  IRON/STEEL--0.2%
--------------------------------------------
   500,000   Republic Technologies
             International LLC, 13.75%,
             07/15/09.......................       65,000
                                              -----------

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                             HERITAGE INCOME TRUST
                              HIGH YIELD BOND FUND
                              INVESTMENT PORTFOLIO
                                 MARCH 31, 2001
                                  (UNAUDITED)
                                  (CONTINUED)
--------------------------------------------------------------------------------

PRINCIPAL                                       MARKET
  AMOUNT                                         VALUE
---------                                       ------
DOMESTIC CORPORATE BONDS (CONTINUED)
--------------------------------------------
  LODGING--5.4%
--------------------------------------------
$  350,000   Harrah's Operating Company,
             Inc. 7.875%, 12/15/05..........  $   350,875
   500,000   HMH Properties, Inc., Series
             "B", 7.875%, 08/01/08..........      475,000
   375,000   MGM Mirage Inc., 9.75%,
             06/01/07.......................      398,438
   325,000   Park Place Entertainment
             Corporation, 7.875%,
             12/15/05.......................      323,781
   250,000   Park Place Entertainment
             Corporation, 8.875%,
             09/15/08.......................      254,375
                                              -----------
                                                1,802,469
                                              -----------
  MISCELLANEOUS MANUFACTURER--3.5%
--------------------------------------------
   375,000   Aqua Chemicals Inc., 11.25%,
             07/01/08.......................      262,500
   500,000   Axiohm Transaction Solutions,
             Inc., 9.75%, 10/01/07(b).......       60,625
   500,000   Foamex, L.P., 9.875%,
             06/15/07.......................      290,000
   200,000   Grey Wolf Inc., 8.875%,
             07/01/07.......................      202,000
   250,000   Hexcel Corporation, 9.75%,
             01/15/09.......................      242,500
   250,000   Polaroid Corporation, 11.5%,
             02/15/06.......................      122,500
                                              -----------
                                                1,180,125
                                              -----------
  MULTIMEDIA--0.7%
--------------------------------------------
   250,000   Mediacom LLC, 9.5%, 01/15/13...      244,375
                                              -----------
  OIL & GAS--8.0%
--------------------------------------------
   500,000   Belco Oil & Gas Corporation,
             Series "B", 8.875%, 09/15/07...      492,500
   500,000   Benton Oil & Gas Company,
             11.625%, 05/01/03..............      360,000
   250,000   Comstock Resources Inc.,
             11.25%, 05/01/07...............      262,500
   500,000   Ocean Energy Inc., Series "B",
             8.375%, 07/01/08...............      525,625
   250,000   Pioneer Natural Resources
             Company, 9.625%, 04/01/10......      276,212
   275,000   Plains Resources, Inc., Series
             "B", 10.25%, 03/15/06..........      277,750
   250,000   Pride International, Inc.,
             9.375%, 05/01/07...............      263,438
   250,000   Range Resources Corporation,
             8.75%, 01/15/07................      242,500
                                              -----------
                                                2,700,525
                                              -----------

PRINCIPAL                                       MARKET
  AMOUNT                                         VALUE
---------                                       ------
DOMESTIC CORPORATE BONDS (CONTINUED)
--------------------------------------------
  PACKAGING & CONTAINERS--1.7%
--------------------------------------------
   500,000   Berry Plastics Corporation,
             12.25%, 04/15/04...............      470,000
   125,000   Radnor Holdings, Inc., Series
             "B", 10.0%, 12/01/03...........      106,250
                                              -----------
                                                  576,250
                                              -----------
  PRINTING & PUBLISHING--1.5%
--------------------------------------------
   500,000   Hollinger International
             Publishing, 9.25%, 03/15/07....      515,000
                                              -----------
  RETAIL--5.8%
--------------------------------------------
   300,000   Cole National Group, 9.875%,
             12/31/06.......................      261,000
   500,000   Duane Reade Inc., 9.25%,
             02/15/08.......................      470,000
   250,000   Finlay Enterprises, Inc., 9.0%,
             05/01/08.......................      230,000
   250,000   Home Interiors & Gifts, Inc.,
             10.125%, 06/01/08..............      100,000
   500,000   JH Heafner Company, Series "D",
             10.0%, 05/15/08................      150,000
   500,000   Leslie's Poolmart, 10.375%,
             07/15/04.......................      410,000
   100,000   Rite Aid Corp., 10.5%,
             09/15/02.......................       94,250
   385,000   Syratech Corporation, 11.0%,
             04/15/07.......................      243,031
                                              -----------
                                                1,958,281
                                              -----------
  SAVINGS & LOANS--1.2%
--------------------------------------------
   375,000   Sovereign Bancorp Inc., 10.50%,
             11/15/06.......................      395,625
                                              -----------
  TELECOMMUNICATIONS--6.9%
--------------------------------------------
   175,000   AT&T Wireless Services Inc.,
             7.875%, 03/01/11...............      176,456
   250,000   Crown Castle International
             Corporation, 10.75%,
             08/01/11.......................      258,125
   325,000   Global Crossing Ltd., 6.0%,
             10/15/03.......................      307,871
   250,000   Insight Midwest L.P., 9.75%,
             10/01/09.......................      260,000
   200,000   Leap Wireless International,
             Inc. 12.5%, 04/15/10...........      124,000
   750,000   Nextel Communications, Inc.,
             0.0% to 10/31/02, 9.75% to
             maturity(c) 10/31/07...........      523,125
   500,000   NTL Inc., Series "B", 11.5%,
             02/01/06.......................      445,000

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                             HERITAGE INCOME TRUST
                              HIGH YIELD BOND FUND
                              INVESTMENT PORTFOLIO
                                 MARCH 31, 2001
                                  (UNAUDITED)
                                  (CONTINUED)
--------------------------------------------------------------------------------

PRINCIPAL                                       MARKET
  AMOUNT                                         VALUE
---------                                       ------
DOMESTIC CORPORATE BONDS (CONTINUED)
--------------------------------------------
  TELECOMMUNICATIONS (CONTINUED)
--------------------------------------------
$  250,000   UbiquiTel Operating Company,
             0.0% to 04/15/05, 14.0% to
             maturity(c), 04/15/10..........  $   105,000
   500,000   World Access Inc., 13.25%,
             01/15/08.......................      115,000
                                              -----------
                                                2,314,577
                                              -----------
  TEXTILES--0.8%
--------------------------------------------
   300,000   Pillowtex Corporation, Series
             "B", 9.0%, 12/15/07(b).........       12,000
   250,000   Simmons Company, Series "B",
             10.25%, 03/15/09...............      248,750
                                              -----------
                                                  260,750
                                              -----------
  TRANSPORTATION--0.1%
--------------------------------------------
   500,000   Holt Group, 9.75%,
             01/15/06(b)....................       25,000
                                              -----------
  WATER--1.0%
--------------------------------------------
   325,000   Azurix Corporation, Series "B",
             10.375%, 02/15/07..............      333,125
                                              -----------

Total Domestic Corporate Bonds
  (cost $37,184,019)........................   29,117,849
                                              -----------
FOREIGN CORPORATE BONDS--7.0%(A)(D)
--------------------------------------------
  BROADCASTING--0.3%
--------------------------------------------
   150,000   Telewest Communications, PLC,
             0.0% to 04/15/04, 9.25% to
             maturity(c), 04/15/09..........       88,500
                                              -----------
  BUILDING MATERIALS--0.5%
--------------------------------------------
   250,000   International Utility
             Structures, Inc., 10.75%,
             02/01/06.......................      162,500
                                              -----------
  FOOD--0.6%
--------------------------------------------
   250,000   Premier International Foods,
             PLC, 12.0%, 09/01/09...........      236,250
                                              -----------

PRINCIPAL                                       MARKET
  AMOUNT                                         VALUE
---------                                       ------
FOREIGN CORPORATE BONDS (CONTINUED)
--------------------------------------------
  FOREST PRODUCTS & PAPER--0.8%
--------------------------------------------
   250,000   Abitibi Consolidated Inc.,
             8.55%, 08/01/10................      265,978
                                              -----------
  HOLDING COMPANIES--0.5%
--------------------------------------------
   200,000   Murrin Murrin Holdings
             Property, Ltd., 9.375%,
             08/31/07.......................      154,000
                                              -----------
  LODGING--1.4%
--------------------------------------------
   500,000   Sun International Hotels, Ltd.,
             8.625%, 12/15/07...............      465,000
                                              -----------
  OIL & GAS--0.7%
--------------------------------------------
   250,000   Baytex Energy Ltd., 10.5%,
             02/15/11.......................      246,250
                                              -----------
  TELECOMMUNICATIONS--1.5%
--------------------------------------------
   500,000   Rogers Cantel Inc., 8.8%,
             10/01/07.......................      498,750
                                              -----------
  TRANSPORTATION--0.7%
--------------------------------------------
   500,000   Enterprises Shipholding
             Corporation, 8.875%,
             05/01/08.......................      250,000
                                              -----------

Total Foreign Corporate Bonds
  (cost $2,838,346).........................    2,367,228
                                              -----------
CONVERTIBLE BONDS--0.6%(A)
--------------------------------------------
  COMPUTERS--0.3%
--------------------------------------------
   125,000   Quantum Corporation, 7.0%,
             08/01/04.......................      103,125
                                              -----------
  SOFTWARE--0.3%
--------------------------------------------
   125,000   Mercury Interactive
             Corporation, 4.75%, 07/01/07...       92,655
                                              -----------

Total Convertible Bonds
  (cost $190,178)...........................      195,780
                                              -----------

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                             HERITAGE INCOME TRUST
                              HIGH YIELD BOND FUND
                              INVESTMENT PORTFOLIO
                                 MARCH 31, 2001
                                  (UNAUDITED)
                                  (CONTINUED)
--------------------------------------------------------------------------------

                                                MARKET
  SHARES                                         VALUE
  ------                                        ------
WARRANTS & COMMON STOCK--0.1%(A)*
--------------------------------------------
       200   Leap Wireless International,
             Inc............................  $     6,000
       250   Mattress Discounters...........        1,875
       375   Ubiquitel Inc..................       11,156
       250   Winsloew Furniture Inc.(e).....        2,500
     1,571   World Access Inc. (Common
             Stock).........................          393
                                              -----------
Total Warrants & Common Stock
  (cost $54,075)............................       21,924
                                              -----------
Total Investment Portfolio excluding
  repurchase agreement (cost $40,266,618)...  $31,702,781
                                              -----------
REPURCHASE AGREEMENT--4.2%(A)
--------------------------------------------
Repurchase Agreement with State Street Bank
and Trust Company, dated March 30, 2001 @
5.15% to be repurchased at $1,411,404 on
April 2, 2001, collateralized by $1,470,000
United States Treasury Bills, due June 7,
2001, (market value $1,458,546 including
interest) (cost $1,411,000).................    1,411,000
                                              -----------
TOTAL INVESTMENT PORTFOLIO
  (cost $41,677,618)(f), 98.3% (a)..........   33,113,781
OTHER ASSETS AND LIABILITIES, net,
  1.7%(a)...................................      560,104
                                              -----------
NET ASSETS, 100.0%..........................  $33,673,885
                                              ===========

---------------
  * Non-income producing security.
(a) Percentages indicated are based on net assets.
(b) Bond not current on interest payment.
(c) Bonds reset to applicable coupon rate at a future date.
(d) Denominated in U.S. dollars.
(e) Security is deemed illiquid and is fair valued by the Board of Trustees.
(f) The aggregate identified cost for federal income tax purposes is substantially the same. Market value includes net unrealized depreciation of $8,563,837 which consists of aggregate gross unrealized appreciation for all securities in which there is an excess of market value over tax cost of $623,701 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over market value of $9,187,538.

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                             HERITAGE INCOME TRUST
                      STATEMENTS OF ASSETS AND LIABILITIES
                                 MARCH 31, 2001
                                  (UNAUDITED)
--------------------------------------------------------------------------------

                                                               INTERMEDIATE       HIGH YIELD
                                                              GOVERNMENT FUND     BOND FUND
                                                              ---------------    ------------
Assets
------------------------------------------------------------
Investments, at market value (identified cost $24,737,590
  and $40,266,618, respectively) (Note 1)...................   $ 25,297,117      $ 31,702,781
Repurchase agreement (identified cost $1,729,000 and
  $1,411,000, respectively) (Note 1)........................      1,729,000         1,411,000
Cash........................................................            910               978
Receivables:
  Investments sold..........................................             --           527,294
  Fund shares sold..........................................         37,750            32,725
  From Manager..............................................         24,726                --
  Interest..................................................        284,512           814,369
Deferred state qualification expenses (Note 1)..............         15,293            20,652
Prepaid insurance (Note 1)..................................          2,335             2,724
                                                               ------------      ------------
        Total Assets........................................   $ 27,391,643      $ 34,512,523
                                                               ------------      ------------
Liabilities
------------------------------------------------------------
Payables (Note 4):
  Investments purchased.....................................   $  1,000,108      $    734,068
  Fund shares redeemed......................................          5,208            25,443
Accrued management fee......................................             --            17,138
Accrued distribution fee....................................          6,646            13,082
Accrued shareholder servicing fee...........................          6,000             7,200
Accrued fund accounting fee.................................         11,400            12,600
Other accrued expenses......................................         29,230            29,107
                                                               ------------      ------------
        Total Liabilities...................................      1,058,592           838,638
                                                               ------------      ------------
  Net assets, at market value...............................   $ 26,333,051      $ 33,673,885
                                                               ============      ============
Net Assets
------------------------------------------------------------
Net assets consist of:
  Paid-in capital...........................................   $ 35,996,558      $ 48,718,814
  Undistributed net investment income (Note 1)..............        325,397           253,303
  Accumulated net realized loss (Notes 1 and 5).............    (10,548,431)       (6,734,395)
  Net unrealized appreciation (depreciation) on
    investments.............................................        559,527        (8,563,837)
                                                               ------------      ------------
Net assets, at market value.................................   $ 26,333,051      $ 33,673,885
                                                               ============      ============
Net assets, at market value
  Class A Shares............................................   $ 22,958,039      $ 21,477,914
  Class B Shares............................................        842,524         3,618,239
  Class C Shares............................................      2,532,488         8,577,732
                                                               ------------      ------------
        Total...............................................   $ 26,333,051      $ 33,673,885
                                                               ============      ============
Shares of beneficial interest outstanding
  Class A Shares............................................      2,405,083         2,820,667
  Class B Shares............................................         88,604           477,890
  Class C Shares............................................        265,965         1,132,496
                                                               ------------      ------------
        Total...............................................      2,759,652         4,431,053
                                                               ============      ============
Net Asset Value -- offering and redemption price per share
  (Notes 1 and 2)
  Class A Shares............................................   $       9.55      $       7.61
                                                               ============      ============
    Maximum offering price per share (100/96.25 of $9.55 and
     $7.61, respectively)...................................   $       9.92      $       7.91
                                                               ============      ============
  Class B Shares............................................   $       9.51      $       7.57
                                                               ============      ============
  Class C Shares............................................   $       9.52      $       7.57
                                                               ============      ============

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                             HERITAGE INCOME TRUST
                            STATEMENTS OF OPERATIONS
                 FOR THE SIX-MONTH PERIOD ENDED MARCH 31, 2001
                                  (UNAUDITED)
--------------------------------------------------------------------------------

                                                               INTERMEDIATE      HIGH YIELD
                                                              GOVERNMENT FUND     BOND FUND
                                                              ---------------    -----------
Investment Income
------------------------------------------------------------
Income:
  Interest..................................................    $  759,228       $ 1,799,519
Expenses (Notes 1 and 4):
  Management fee............................................        62,731           100,668
  Distribution fee (Class A Shares).........................        31,087            30,903
  Distribution fee (Class B Shares).........................         1,287            12,792
  Distribution fee (Class C Shares).........................         5,091            31,943
  Fund accounting fee.......................................        22,785            25,309
  Professional fees.........................................        21,454            22,584
  State qualification expenses..............................        20,653            19,190
  Shareholder servicing fee.................................        10,772            13,518
  Reports to shareholders...................................        10,375            10,235
  Custodian fee.............................................         5,928             9,724
  Trustees' fees and expenses...............................         5,370             5,370
  Insurance.................................................         1,218             1,421
  Other.....................................................           217               291
                                                                ----------       -----------
        Total expenses before waiver and reimbursement......       198,968           283,948
        Fees waived by Manager (Note 4).....................       (62,731)          (65,276)
        Reimbursement from Manager..........................       (24,726)               --
                                                                ----------       -----------
        Total expenses after waiver and reimbursement.......       111,511           218,672
                                                                ----------       -----------
Net investment income.......................................       647,717         1,580,847
                                                                ----------       -----------
Realized and Unrealized Gain (Loss) on Investments
------------------------------------------------------------
Net realized gain (loss) from investment transactions.......       293,859        (1,778,491)
Net unrealized appreciation of investments during the
  period....................................................       676,953           598,857
                                                                ----------       -----------
        Net gain (loss) on investments......................       970,812        (1,179,634)
                                                                ----------       -----------
Net increase in net assets resulting from operations........    $1,618,529       $   401,213
                                                                ==========       ===========

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                             HERITAGE INCOME TRUST
                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                              FOR THE SIX-MONTH
                                                                PERIOD ENDED           FOR THE
                                                               MARCH 31, 2001         YEAR ENDED
INTERMEDIATE GOVERNMENT FUND                                     (UNAUDITED)      SEPTEMBER 30, 2000
----------------------------                                  -----------------   ------------------
Increase in net assets:
Operations:
  Net investment income.....................................     $   647,717         $  1,563,765
  Net realized gain (loss) from investment transactions.....         293,859             (863,245)
  Net unrealized appreciation of investments during the
    period..................................................         676,953              968,766
                                                                 -----------         ------------
  Net increase in net assets resulting from operations......       1,618,529            1,669,286
Distributions to shareholders from:
  Net investment income Class A Shares, ($0.24 and $0.53 per
    share, respectively)....................................        (607,184)          (1,443,852)
  Net investment income Class B Shares, ($0.28 and $0.50 per
    share, respectively)....................................          (9,964)             (20,243)
  Net investment income Class C Shares, ($0.28 and $0.50 per
    share, respectively)....................................         (40,484)             (98,911)
Increase in net assets from Fund share transactions (Note
  2)........................................................         192,383           11,753,387
                                                                 -----------         ------------
Increase in net assets......................................       1,153,280           11,859,667
Net assets, beginning of period.............................      25,179,771           13,320,104
                                                                 -----------         ------------
Net assets, end of period (including undistributed net
  investment income of $325,397 and $335,312,
  respectively).............................................     $26,333,051         $ 25,179,771
                                                                 ===========         ============
                                                              FOR THE SIX-MONTH
                                                                PERIOD ENDED           FOR THE
                                                               MARCH 31, 2001         YEAR ENDED
HIGH YIELD BOND FUND                                             (UNAUDITED)      SEPTEMBER 30, 2000
--------------------                                          -----------------   ------------------
Decrease in net assets:
Operations:
  Net investment income.....................................     $ 1,580,847         $  4,220,258
  Net realized loss from investment transactions............      (1,778,491)          (2,074,309)
  Net unrealized appreciation (depreciation) of investments
    during the period.......................................         598,857           (3,620,288)
                                                                 -----------         ------------
  Net increase (decrease) in net assets resulting from
    operations..............................................         401,213           (1,474,339)
Distributions to shareholders from:
  Net investment income Class A Shares, ($0.36 and $0.92 per
    share, respectively)....................................      (1,110,636)          (2,978,474)
  Net investment income Class B Shares, ($0.29 and $0.87 per
    share, respectively)....................................        (148,209)            (319,717)
  Net investment income Class C Shares, ($0.29 and $0.87 per
    share, respectively)....................................        (372,213)            (998,322)
Decrease in net assets from Fund share transactions (Note
  2)........................................................      (1,690,424)          (8,053,166)
                                                                 -----------         ------------
Decrease in net assets......................................      (2,920,269)         (13,824,018)
Net assets, beginning of period.............................      36,594,154           50,418,172
                                                                 -----------         ------------
Net assets, end of period (including undistributed net
  investment income of $253,303 and $303,514,
  respectively).............................................     $33,673,885         $ 36,594,154
                                                                 ===========         ============

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
              HERITAGE INCOME TRUST--INTERMEDIATE GOVERNMENT FUND
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

    The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                          CLASS A SHARES*                        CLASS B SHARES*
                                     ---------------------------------------------------------   ------------
                                     FOR THE SIX-                                                FOR THE SIX-
                                     MONTH PERIOD                                                MONTH PERIOD
                                        ENDED                  FOR THE YEARS ENDED                  ENDED
                                      MARCH 31,                    SEPTEMBER 30                   MARCH 31,
                                         2001       ------------------------------------------       2001
                                     (UNAUDITED)     2000     1999     1998     1997     1996    (UNAUDITED)
                                     ------------   ------   ------   ------   ------   ------   ------------
NET ASSET VALUE, BEGINNING OF
 PERIOD............................     $ 9.19      $ 9.16   $ 9.70   $ 9.20   $ 9.08   $ 9.29      $ 9.15
                                        ------      ------   ------   ------   ------   ------      ------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income.............       0.24        0.50     0.41     0.48     0.51     0.50        0.21
 Net realized and unrealized gain
   (loss) on investments...........       0.36        0.06    (0.53)    0.51     0.13    (0.21)       0.43
                                        ------      ------   ------   ------   ------   ------      ------
 Total from Investment
   Operations......................       0.60        0.56    (0.12)    0.99     0.64     0.29        0.64
                                        ------      ------   ------   ------   ------   ------      ------
LESS DISTRIBUTIONS:
 Dividends from net investment
   income..........................      (0.24)      (0.53)   (0.42)   (0.49)   (0.52)   (0.50)      (0.28)
                                        ------      ------   ------   ------   ------   ------      ------
NET ASSET VALUE, END OF PERIOD.....     $ 9.55      $ 9.19   $ 9.16   $ 9.70   $ 9.20   $ 9.08      $ 9.51
                                        ======      ======   ======   ======   ======   ======      ======
TOTAL RETURN (%)(A)................       6.70(b)     5.92    (1.20)   11.18     7.28     3.24        6.56(b)
RATIOS AND SUPPLEMENTAL DATA
 Expenses to average daily net
   assets
   With expenses waived (%)........       0.86(c)     0.87     0.91     0.92     0.93     0.94        1.20(c)
   Without expenses waived (%).....       1.56(c)     1.47     1.84     2.00     1.67     1.61        1.90(c)
 Net investment income to average
   daily net assets (%)............       5.19(c)     5.32     4.40     5.18     5.65     5.42        4.80(c)
 Portfolio turnover rate (%).......         78(b)      107      124      188       69      135          78(b)
 Net assets, end of period ($
   millions).......................         23          23       11       13       14       18           1

                                         CLASS B SHARES*                            CLASS C SHARES*
                                     ------------------------   ---------------------------------------------------------
                                                                FOR THE SIX-
                                                                MONTH PERIOD
                                       FOR THE YEARS ENDED         ENDED                  FOR THE YEARS ENDED
                                           SEPTEMBER 30          MARCH 31,                    SEPTEMBER 30
                                     ------------------------       2001       ------------------------------------------
                                      2000     1999    1998+    (UNAUDITED)     2000     1999     1998     1997     1996
                                     ------   ------   ------   ------------   ------   ------   ------   ------   ------
NET ASSET VALUE, BEGINNING OF
 PERIOD............................  $ 9.13   $ 9.67   $ 9.28      $ 9.17      $ 9.14   $ 9.67   $ 9.18   $ 9.06   $ 9.27
                                     ------   ------   ------      ------      ------   ------   ------   ------   ------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income.............    0.47     0.39     0.33        0.21        0.45     0.40     0.41     0.49     0.49
 Net realized and unrealized gain
   (loss) on investments...........    0.05    (0.53)    0.32        0.42        0.08    (0.53)    0.55     0.13    (0.21)
                                     ------   ------   ------      ------      ------   ------   ------   ------   ------
 Total from Investment
   Operations......................    0.52    (0.14)    0.65        0.63        0.53    (0.13)    0.96     0.62     0.28
                                     ------   ------   ------      ------      ------   ------   ------   ------   ------
LESS DISTRIBUTIONS:
 Dividends from net investment
   income..........................   (0.50)   (0.40)   (0.26)      (0.28)      (0.50)   (0.40)   (0.47)   (0.50)   (0.49)
                                     ------   ------   ------      ------      ------   ------   ------   ------   ------
NET ASSET VALUE, END OF PERIOD.....  $ 9.15   $ 9.13   $ 9.67      $ 9.52      $ 9.17   $ 9.14   $ 9.67   $ 9.18   $ 9.06
                                     ======   ======   ======      ======      ======   ======   ======   ======   ======
TOTAL RETURN (%)(A)................    5.47    (1.49)    7.16(b)     6.43(b)      5.58    (1.38)   10.85     7.02     3.04
RATIOS AND SUPPLEMENTAL DATA
 Expenses to average daily net
   assets
   With expenses waived (%)........    1.20     1.20     1.20(c)     1.20(c)     1.20     1.20     1.20     1.20     1.20
   Without expenses waived (%).....    1.80     2.13     2.28(c)     1.90(c)     1.80     2.13     2.28     1.94     1.87
 Net investment income to average
   daily net assets (%)............    5.00     4.15     4.59(c)     4.83(c)     4.98     4.11     4.74     5.38     5.22
 Portfolio turnover rate (%).......     107      124      188(b)       78(b)      107      124      188       69      135
 Net assets, end of period ($
   millions).......................      .3       .4       .1           3           2        2        5        1        1

---------------
   * Per share amounts have been calculated using the monthly average share method.
   + For the period February 2, 1998 (commencement of Class B Shares) to
     September 30, 1998.
 (a) These returns are calculated without the imposition of either front-end or contingent deferred sales charges.
 (b) Not annualized.
 (c) Annualized.

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                  HERITAGE INCOME TRUST--HIGH YIELD BOND FUND
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

    The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                              CLASS A SHARES                         CLASS B SHARES
                                         ---------------------------------------------------------   --------------
                                         FOR THE SIX-                                                FOR THE SIX-
                                         MONTH PERIOD                                                MONTH PERIOD
                                            ENDED                  FOR THE YEARS ENDED                  ENDED
                                          MARCH 31,                    SEPTEMBER 30                   MARCH 31,
                                             2001       ------------------------------------------       2001
                                         (UNAUDITED)     2000     1999     1998     1997     1996    (UNAUDITED)
                                         ------------   ------   ------   ------   ------   ------   ------------
NET ASSET VALUE, BEGINNING OF PERIOD...     $ 7.87      $ 8.98   $ 9.77   $10.69   $10.22   $ 9.94      $ 7.83
                                            ------      ------   ------   ------   ------   ------      ------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income.................       0.36        0.92     0.86     0.88     0.90     0.84(a)      0.28
 Net realized and unrealized gain
   (loss) on investments...............      (0.26)      (1.11)   (0.78)   (0.91)    0.46     0.24       (0.25)
                                            ------      ------   ------   ------   ------   ------      ------
 Total from Investment Operations......       0.10       (0.19)    0.08    (0.03)    1.36     1.08        0.03
                                            ------      ------   ------   ------   ------   ------      ------
LESS DISTRIBUTIONS:
 Dividends from net investment
   income..............................      (0.36)      (0.92)   (0.87)   (0.89)   (0.89)   (0.80)      (0.29)
                                            ------      ------   ------   ------   ------   ------      ------
NET ASSET VALUE, END OF PERIOD.........     $ 7.61      $ 7.87   $ 8.98   $ 9.77   $10.69   $10.22      $ 7.57
                                            ======      ======   ======   ======   ======   ======      ======
TOTAL RETURN (%)(B)....................       1.68(c)    (2.97)    0.66    (0.52)   14.00    11.44        1.29(c)
RATIOS AND SUPPLEMENTAL DATA
 Expenses to average daily net assets
   With expenses waived (%)............       1.13(d)     1.18     1.18     1.19     1.21     1.23        1.65(d)
   Without expenses waived (%).........       1.52(d)     1.40     1.27     1.30     1.30     1.51        2.04(d)
 Net investment income to average daily
   net assets (%)......................       9.60(d)    10.07     8.94     8.44     8.76     8.41        9.07(d)
 Portfolio turnover rate (%)...........         18(c)       32       52       87      101      143          18(c)
 Net assets, end of period ($
   millions)...........................         21          25       34       40       42       33           4

                                            CLASS B SHARES                              CLASS B SHARES
                                         ------------------------   ---------------------------------------------------------
                                                                    FOR THE SIX-
                                                                    MONTH PERIOD
                                           FOR THE YEARS ENDED         ENDED                  FOR THE YEARS ENDED
                                               SEPTEMBER 30          MARCH 31,                    SEPTEMBER 30
                                         ------------------------       2001       ------------------------------------------
                                          2000     1999    1998+    (UNAUDITED)     2000     1999     1998     1997     1996
                                         ------   ------   ------   ------------   ------   ------   ------   ------   ------
NET ASSET VALUE, BEGINNING OF PERIOD...  $ 8.94   $ 9.73   $10.57      $ 7.83      $ 8.94   $ 9.73   $10.65   $10.18   $ 9.91
                                         ------   ------   ------      ------      ------   ------   ------   ------   ------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income.................    0.86     0.81     0.51        0.28        0.86     0.81     0.83     0.85     0.79
 Net realized and unrealized gain
   (loss) on investments...............   (1.10)   (0.78)   (0.87)      (0.25)      (1.10)   (0.78)   (0.91)    0.46     0.24
                                         ------   ------   ------      ------      ------   ------   ------   ------   ------
 Total from Investment Operations......   (0.24)    0.03    (0.36)       0.03       (0.24)    0.03    (0.08)    1.31     1.03
                                         ------   ------   ------      ------      ------   ------   ------   ------   ------
LESS DISTRIBUTIONS:
 Dividends from net investment
   income..............................   (0.87)   (0.82)   (0.48)      (0.29)      (0.87)   (0.82)   (0.84)   (0.84)   (0.76)
                                         ------   ------   ------      ------      ------   ------   ------   ------   ------
NET ASSET VALUE, END OF PERIOD.........  $ 7.83   $ 8.94   $ 9.73      $ 7.57      $ 7.83   $ 8.94   $ 9.73   $10.65   $10.18
                                         ======   ======   ======      ======      ======   ======   ======   ======   ======
TOTAL RETURN (%)(B)....................   (3.50)    0.14    (3.58)(c)    1.29(c)    (3.50)    0.14    (1.02)   13.53    10.93
RATIOS AND SUPPLEMENTAL DATA
 Expenses to average daily net assets
   With expenses waived (%)............    1.70     1.70     1.70(d)    1.65(d)      1.70     1.70     1.70     1.70     1.70
   Without expenses waived (%).........    1.92     1.79     1.80(d)    2.04(d)      1.92     1.79     1.80      1.7     1.98
 Net investment income to average daily
   net assets (%)......................    9.56     8.40     7.90(d)    9.07(d)      9.56     8.42     7.93     8.26     8.39
 Portfolio turnover rate (%)...........      32       52       87(c)      18(c)        32       52       87      101      143
 Net assets, end of period ($
   millions)...........................       3        4        2          9            8       13       13       13        6

---------------
  + For the period February 2, 1998 (commencement of Class B Shares) to
    September 30, 1998.
(a) Amounts calculated prior to reclassification of $16,079. The effect of such reclassification would have resulted in an increase in net investment income of $.01 for Class A Shares and $0.01 for Class C Shares.
(b) These returns are calculated without the imposition of either front-end or contingent deferred sales charges.
(c) Not annualized.
(d) Annualized.

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                             HERITAGE INCOME TRUST
                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)
--------------------------------------------------------------------------------

Note 1:
      SIGNIFICANT ACCOUNTING POLICIES. Heritage Income Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company consisting of two separate investment portfolios, the Intermediate Government Fund and the High Yield Bond Fund (each, a "Fund" and collectively, the "Funds"). The Intermediate Government Fund has an investment objective of high current income consistent with the preservation of capital. The High Yield Bond Fund has an investment objective of high current income. The Funds currently issue Class A, Class B and Class C Shares. Class A Shares are sold subject to a maximum sales charge of 3.75% of the amount invested payable at the time of purchase. Class B Shares, which were offered to shareholders beginning February 2, 1998, are sold subject to a 5% maximum contingent deferred sales load (based on the lower of purchase price or redemption price) declining over a six-year period. Class C Shares are sold subject to a contingent deferred sales charge of 1% of the lower of net asset value or purchase price payable upon any redemptions made in less than one year of purchase. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of significant accounting policies.

      Security Valuation: Each Fund values investment securities at market value based on the last sales price as reported by the principal securities exchange on which the security is traded. If no sale is reported, market value is based on the most recent quoted bid price and in the absence of a market quote, securities are valued using such methods as the Board of Trustees believes would reflect fair market value. Investments in certain debt instruments not traded in an organized market, are valued on the basis of valuations furnished by independent pricing services or broker/dealers that utilize information with respect to market transactions in such securities or comparable securities, quotations from dealers, yields, maturities, ratings and various relationships between securities. Short term investments having a maturity of 60 days or less are valued at amortized cost, which approximates market.

      Repurchase Agreements: Each Fund enters into repurchase agreements whereby a Fund, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount equal to at least 100% of the resale price. Repurchase agreements involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the Fund will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs are incurred.

      Federal Income Taxes: Each Fund is treated as a single corporate taxpayer as provided for in The Tax Reform Act of 1986, as amended. Each Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended which are applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no provision has been made for federal income and excise taxes.

      Distribution of Income and Gains: Distributions of net investment income are made monthly. Net realized gains from investment transactions for each Fund during any particular year in excess of available capital loss carryforwards, which, if not distributed, would be taxable to each Fund, will be distributed to shareholders in the following fiscal year. Each Fund uses the identified cost method for determining realized gain or loss on investments for both financial and federal income tax reporting purposes.

      Expenses: Each Fund is charged for those expenses that are directly attributable to it, such as management fee, custodian fee, distribution fees, etc., while other expenses such as insurance expense are allocated proportionately among all Heritage mutual funds. Expenses of each Fund are allocated to each class of shares based upon their relative percentage of net assets. All expenses that are directly attributable to a specific class of shares, such as distribution fees, are charged directly to that class.

      State Qualification Expenses: State qualification fees are amortized based either on the time period covered by the qualification or as related shares are sold, whichever is appropriate for each state.

      Capital Accounts: The Funds report the undistributed net investment income and accumulated net realized gain (loss) accounts on a basis approximating amounts available for future tax distributions (or to offset future taxable realized gains when a capital loss carryforward is available). Accordingly, the Funds may periodically make reclassifications among certain capital accounts without impacting the net asset value of the Fund.

      Other: For purposes of these financial statements, investment security transactions are accounted for on a trade date basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis except when income is not expected. All original issue discounts are accreted for both federal income tax and financial reporting purposes.

--------------------------------------------------------------------------------
                             HERITAGE INCOME TRUST
                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)
                                  (CONTINUED)
--------------------------------------------------------------------------------

Note 2:
      FUND SHARES. At March 31, 2001, there were an unlimited number of shares of beneficial interest of no par value authorized.

      INTERMEDIATE GOVERNMENT FUND

      Transactions in Class A, B and C Shares of the Fund during the six-month period ended March 31, 2001, were as follows:

                                              CLASS A SHARES              CLASS B SHARES              CLASS C SHARES
                                        --------------------------    -----------------------    ------------------------
                                          SHARES         AMOUNT        SHARES       AMOUNT        SHARES        AMOUNT
                                        ----------    ------------    --------    -----------    ---------    -----------
        Shares sold...................      60,163    $    569,988      57,240    $   542,112      115,581    $ 1,093,725
        Shares issued on reinvestment
          of distributions............      48,616         451,809         886          8,220        3,586         33,263
        Shares redeemed...............    (245,880)     (2,302,769)     (4,458)       (41,988)     (17,224)      (161,977)
                                        ----------    ------------    --------    -----------    ---------    -----------
        Net increase (decrease).......    (137,101)   $ (1,280,972)     53,668    $   508,344      101,943    $   965,011
                                                      ============                ===========                 ===========
        Shares outstanding:
          Beginning of period.........   2,542,184                      34,936                     164,022
                                        ----------                    --------                   ---------
          End of period...............   2,405,083                      88,604                     265,965
                                        ==========                    ========                   =========

      Transactions in Class A, B and C Shares of the Fund during the year ended September 30, 2000, were as follows:

                                              CLASS A SHARES              CLASS B SHARES              CLASS C SHARES
                                        --------------------------    -----------------------    ------------------------
                                          SHARES         AMOUNT        SHARES       AMOUNT        SHARES        AMOUNT
                                        ----------    ------------    --------    -----------    ---------    -----------
        Shares sold...................      86,549    $    789,883      80,413    $   727,775      186,409    $ 1,689,266
        Shares issued on acquisition
          (Note 6)....................   3,908,806      35,531,046          --             --           --             --
        Shares issued on reinvestment
          of distributions............     119,744       1,083,489       1,532         13,835        9,037         81,611
        Shares redeemed...............  (2,735,573)    (24,818,822)    (93,302)      (842,554)    (276,861)    (2,502,142)
                                        ----------    ------------    --------    -----------    ---------    -----------
        Net increase (decrease).......   1,379,526    $ 12,585,596     (11,357)   $  (100,944)     (81,415)   $  (731,265)
                                                      ============                ===========                 ===========
        Shares outstanding:
            Beginning of year.........   1,162,658                      46,293                     245,437
                                        ----------                    --------                   ---------
            End of year...............   2,542,184                      34,936                     164,022
                                        ==========                    ========                   =========

      HIGH YIELD BOND FUND

      Transactions in Class A, B and C Shares of the Fund during the six-month period ended March 31, 2001, were as follows:

                                              CLASS A SHARES              CLASS B SHARES              CLASS C SHARES
                                        --------------------------    -----------------------    ------------------------
                                          SHARES         AMOUNT        SHARES       AMOUNT        SHARES        AMOUNT
                                        ----------    ------------    --------    -----------    ---------    -----------
        Shares sold...................     122,337    $    927,102     122,048    $   920,301      166,312    $ 1,249,192
        Shares issued on reinvestment
          of distributions............      86,707         651,903       8,983         67,210       34,306        256,801
        Shares redeemed...............    (555,979)     (4,179,924)    (59,494)      (441,617)    (152,810)    (1,141,392)
                                        ----------    ------------    --------    -----------    ---------    -----------
        Net increase (decrease).......    (346,935)   $ (2,600,919)     71,537    $   545,894       47,808    $   364,601
                                                      ============                ===========                 ===========
        Shares outstanding:
          Beginning of period.........   3,167,602                     406,353                   1,084,688
                                        ----------                    --------                   ---------
          End of period...............   2,820,667                     477,890                   1,132,496
                                        ==========                    ========                   =========

      Transactions in Class A, B and C Shares of the Fund during the year ended September 30, 2000, were as follows:

                                              CLASS A SHARES              CLASS B SHARES              CLASS C SHARES
                                        --------------------------    -----------------------    ------------------------
                                          SHARES         AMOUNT        SHARES       AMOUNT        SHARES        AMOUNT
                                        ----------    ------------    --------    -----------    ---------    -----------
        Shares sold...................     262,522    $  2,184,794     146,530    $ 1,209,253      184,150    $ 1,542,303
        Shares issued on reinvestment
          of distributions............     217,209       1,807,050      15,398        127,204       89,811        743,545
        Shares redeemed...............  (1,136,420)     (9,472,499)   (150,886)    (1,245,835)    (592,602)    (4,948,981)
                                        ----------    ------------    --------    -----------    ---------    -----------
        Net increase (decrease).......    (656,689)   $ (5,480,655)     11,042    $    90,622     (318,641)   $(2,663,133)
                                                      ============                ===========                 ===========
        Shares outstanding:
            Beginning of year.........   3,824,291                     395,311                   1,403,329
                                        ----------                    --------                   ---------
            End of year...............   3,167,602                     406,353                   1,084,688
                                        ==========                    ========                   =========

--------------------------------------------------------------------------------
                             HERITAGE INCOME TRUST
                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)
                                  (CONTINUED)
--------------------------------------------------------------------------------

Note 3:
      PURCHASES AND SALES OF SECURITIES. For the six-month period ended March 31, 2001, purchases and sales of investment securities (excluding repurchase agreements and short-term obligations) were as follows:

                                                            U.S. GOVERNMENT SECURITIES                      OTHER
                                                     -----------------------------------------   ----------------------------
                                                      PURCHASES       SALES        PAYDOWNS        PURCHASES         SALES
                                                     -----------   -----------   -------------   --------------   -----------
        Intermediate Government Fund...............  $18,669,042   $17,843,582   $     846,914               --            --
        High Yield Bond Fund.......................           --            --              --   $    5,876,762   $ 7,778,192

Note 4:
      MANAGEMENT, SUBADVISORY, DISTRIBUTION, SHAREHOLDER SERVICING AGENT, FUND ACCOUNTING AND TRUSTEES' FEES. Under the Fund's Investment Advisory and Administrative Agreement with Heritage Asset Management, Inc. (the "Manager"), the Intermediate Government Fund agrees to pay to the Manager a fee equal to an annual rate of 0.50% of the Fund's average daily net assets, computed daily and payable monthly. For the High Yield Bond Fund, the management fee is 0.60% on the first $100,000,000 and 0.50% of any excess over $100,000,000 of net assets. Pursuant to the current registration statement, the Manager will waive its investment advisory fees and, if necessary, reimburse each Fund to the extent that Class A, Class B and Class C annual operating expenses exceed that Fund's average daily net assets attributable to that class for the 2001 fiscal year as follows:

                                                                      CLASS A   CLASS B AND C
                                                                      -------   -------------
        Intermediate Government Fund................................  0.95%        1.20%
        High Yield Bond Fund........................................  1.20%        1.65%

      Under this agreement, management fees of $62,731 were waived and $24,726 of expenses were reimbursed for the Intermediate Government Fund and management fees of $65,276 were waived in the High Yield Bond Fund for the six-month period ended March 31, 2001. If total Fund expenses fall below the expense limitation agreed to by the Manager before the end of the year ended September 30, 2003, the Funds may be required to pay the Manager a portion or all of the waived management fees. In addition, the Funds may be required to pay the Manager a portion or all of the management fees waived of $147,610 and $91,727 for the Intermediate Government Fund and the High Yield Bond Fund, respectively, in fiscal 2000 if total Fund expenses fall below the annual expense limitations before the end of the year ending September 30, 2002.

      The Manager entered into an agreement with Salomon Brothers Asset Management Inc. to provide investment advice, portfolio management services (including the placement of brokerage orders) and certain compliance and other services for a fee payable by the Manager equal to 50% of the fees payable by the High Yield Bond Fund to the Manager without regard to any reduction due to the imposition of expense limitations. For the six-month period ended March 31, 2001, the Manager paid $50,335 for subadviser fees.

      The Manager also is the Dividend Paying, Shareholder Servicing Agent and Fund Accountant for the Intermediate Government Fund and High Yield Bond Fund. For the six-month period ended March 31, 2001, the Manager charged the Intermediate Government Fund $10,772 for Dividend Paying and Shareholder Servicing fees and $22,785 for Fund Accounting services. For the same period, the Manager charged the High Yield Bond Fund $13,518 for Dividend Paying and Shareholder Servicing fees and $25,309 for Fund Accounting services.

      Raymond James & Associates, Inc. (the "Distributor") has advised the Trust that the Intermediate Government Fund received $4,796 in front-end sales charges for Class A Shares, $630 in contingent deferred sales charges for Class B Shares and $37 in contingent deferred sales charges for Class C Shares for the six-month period ended March 31, 2001. The High Yield Bond Fund received $18,563 in front-end sales charges for Class A Shares, $8,062 in contingent deferred sales charges for Class B Shares and $154 in contingent deferred sales charges for Class C Shares for the six-month period ended March 31, 2001. From these fees, the Distributor paid sales commissions to salespersons and incurred other distribution costs.

      Pursuant to the Class A Distribution Plan adopted in accordance with Rule 12b-1 of the Investment Company Act of 1940, as amended, the Trust is authorized to pay the Distributor a fee up to .35% of the average daily net assets for Class A Shares. Under the Class B and Class C Distribution Plan, the Trust may pay the Distributor a fee of up to .60% for the Intermediate Government Fund and up to .80% for the High Yield Bond Fund of the average daily net assets for Class B and Class C Shares. Such fees are accrued daily and payable monthly. Class B Shares will convert to Class A Shares eight years after the end of the calendar month in which the shareholder's order to purchase was accepted. The Manager, Distributor, Fund Accountant and Shareholder Servicing Agent are all wholly owned subsidiaries of Raymond James Financial, Inc.

      Trustees of the Trust also serve as Trustees for Heritage Cash Trust, Heritage Income-Growth Trust, Heritage Capital Appreciation Trust and Heritage Series Trust, investment companies that also are advised by the Manager of the Trust (collectively referred to as the Heritage mutual funds). Each Trustee of the Heritage mutual funds who is not an employee of

--------------------------------------------------------------------------------
                             HERITAGE INCOME TRUST
                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)
                                  (CONTINUED)
--------------------------------------------------------------------------------

      the Manager or employee of an affiliate of the Manager received an annual fee of $18,000 and an additional fee of $3,000 for each combined quarterly meeting of the Heritage mutual funds attended. Each portfolio in the Heritage mutual funds shares trustees' fees and expenses equally.

Note 5:
      FEDERAL INCOME TAXES. For the year ended September 30, 2000, to reflect reclassifications arising from permanent book/tax differences primarily due to paydown losses and market discount, respectively, the Funds made the following adjustments:

         INTERMEDIATE GOVERNMENT FUND
         -----------------------------------

         As of September 30, 2000, the Fund charged paid in capital $4,186,791 and credited accumulated net realized loss $4,172,936 and undistributed net investment income $13,855. Due to the Fund merger (Note 6), the Fund forfeited $4,174,674 in capital loss carryovers from prior years. The Fund has net tax basis capital loss carryforwards of $10,159,353 which may be applied against any realized net taxable gains until their expiration dates of September 30, 2002 ($1,429,684), September 30, 2003 ($4,315,312), September 30, 2004 ($1,737,841), September 30, 2005
         ($446,153), September 30, 2006 ($374,992), September 30, 2007
         ($1,413,752) and September 30, 2008 ($441,619). The Fund did not
         utilize any net tax basis capital losses during the current year to offset any net realized gains from investment transactions. In addition from November 1, 1999 to September 30, 2000, the Fund incurred $676,394 of net realized capital losses which will be deferred and treated as arising on October 1, 2000 in accordance with regulations under the Internal Revenue Code.

         HIGH YIELD BOND FUND
         ----------------------------

         As of September 30, 2000, the Fund credited undistributed net investment income $7,982 and charged accumulated net realized gain $7,982 in the current year. The Fund has net tax basis capital loss carryforwards of $3,213,002, which may be applied against any realized net taxable gains until their expiration dates of September 30, 2007 ($409,285) and September 30, 2008 ($2,803,717). In addition from
         November 1, 1999 to September 30, 2000 the Fund incurred $1,731,748 of net realized capital losses which will be deferred and treated as arising on October 1, 2000 in accordance with regulations under the Internal Revenue Code.

Note 6:
      FUND MERGER. As of the close of business on October 15, 1999, the Intermediate Government Fund acquired all the net assets of the Heritage U.S. Government Income Fund ("Government Income Fund") pursuant to an agreement and plan of reorganization and termination approved by the shareholders of Government Income Fund on September 27, 1999. The acquisition was accomplished by a tax-free exchange of 3,908,806 Class A shares of the Intermediate Government Fund at a net asset value of $9.09 per share for shares of the Government Income Fund. The net assets of the Intermediate Government Fund and Government Income Fund immediately before the acquisition were $13,116,358 and $35,531,046, respectively, including unrealized depreciation of $791,656 for the Government Income Fund. Immediately after the acquisition, the combined net assets of the Intermediate Government Fund amounted to $48,647,404.

HERITAGE FAMILY OF FUNDS (TM)
From Our Family to Yours: The Intelligent Creation of Wealth.

HERITAGE STOCK FUNDS
Aggressive Growth
Capital Appreciation
Growth Equity
Income-Growth
International
Mid Cap
Small Cap
Technology
Value Equity

HERITAGE BOND FUNDS
High Yield
Intermediate Government

HERITAGE MONEY MARKET FUNDS
Money Market
Municipal Money Market

We are pleased that many of you are also investors in these funds.   For
information and a prospectus for any of these mutual funds, please contact your financial advisor. Please read the prospectus carefully before you invest in any of the funds.

This report is for the information of shareholders of Heritage Income Trust-Intermediate Government Fund and Heritage Income Trust-High Yield Bond Fund. It may also be used as sales literature when preceded or accompanied by a prospectus.

(C)2000 Heritage Asset Management, Inc.

5M AR5321 SINL 3/01 [RECYCLE LOGO]


[HERITAGE LOGO]   Heritage Income Trust
                  P.O. Box 33022
                  St. Petersburg, FL 33733
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